Financial Items - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Material income and expense [abstract]
Interest expense on lease liabilities	$ 67	$ 67	$ 74